Commitments and Contingencies (Commitments) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Programming and Talent
2018	$ 2,281
2019	2,310
2020	1,753
2021	1,692
2022	1,584
2023 and thereafter	794
Total	10,414
Purchase Obligations
2018	218
2019	226
2020	197
2021	56
2022	22
2023 and thereafter	71
Total	790
Other Long-Term Contractual Obligations
2018	0
2019	661
2020	420
2021	256
2022	169
2023 and thereafter	328
Total	$ 1,834